Long-term provisions (Details) R in Millions	12 Months Ended
Jun. 30, 2021 ZAR (R)
Provisions
Balance at beginning of year	R 22,905
Capitalised to property, plant and equipment	(2,425)
Reduction in rehabilitation provision capitalised	77
Transfer to held for sale liabilities	(1,310)
Per the income statement	(3)
additional provisions and changes to existing provisions	703
reversal of unutilised amounts	(32)
effect of change in discount rate	(674)
Notional interest	668
Utilised during year (cash flow)	(388)
Foreign exchange differences recognised in income statement	(1,512)
Translation of foreign operations	(651)
Balance at end of year	17,361
Environmental
Provisions
Balance at beginning of year	21,790
Capitalised to property, plant and equipment	(2,425)
Reduction in rehabilitation provision capitalised	77
Transfer to held for sale liabilities	(1,310)
Per the income statement	(293)
additional provisions and changes to existing provisions	412
reversal of unutilised amounts	(31)
effect of change in discount rate	(674)
Notional interest	664
Utilised during year (cash flow)	(271)
Foreign exchange differences recognised in income statement	(1,495)
Translation of foreign operations	(541)
Balance at end of year	16,196
Share-based payments
Provisions
Balance at beginning of year	51
Per the income statement	(22)
additional provisions and changes to existing provisions	(22)
Foreign exchange differences recognised in income statement	1
Translation of foreign operations	(1)
Balance at end of year	29
Other
Provisions
Balance at beginning of year	1,064
Per the income statement	312
additional provisions and changes to existing provisions	313
reversal of unutilised amounts	(1)
Notional interest	4
Utilised during year (cash flow)	(117)
Foreign exchange differences recognised in income statement	(18)
Translation of foreign operations	(109)
Balance at end of year	R 1,136